RELATED-PARTY TRANSACTIONS (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Technical Support Services | ClickHouse Inc
RELATED-PARTY TRANSACTIONS
Related Party Transaction, Amounts of Transaction	$ 0.6